UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21318

Name of Fund: BlackRock Corporate High Yield Fund, Inc. (HYT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Corporate
High Yield Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 05/31/2014

Item 1 – Schedule of Investments

Consolidated Schedule of Investments May 31, 2014 (Unaudited)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Common Stocks		Shares	Value

Airlines — 0.5%
American Airlines Group, Inc. (a)		106,529	$4,278,205
Delta Air Lines, Inc. (a)		64,807	2,586,447
Southwest Airlines Co.		30,009	793,738

			7,658,390

Auto Components — 1.3%
The Goodyear Tire & Rubber Co.		861,837	22,726,642
Lear Corp.		1,032	90,867

			22,817,509

Capital Markets — 2.0%
American Capital Ltd. (a)		1,875,455	27,681,716
E*Trade Financial Corp. (a)		246,100	5,013,057
Uranium Participation Corp. (a)		176,860	817,180

			33,511,953

Chemicals — 0.8%
Advanced Emissions Solutions, Inc. (a)		168,580	3,946,458
Huntsman Corp.		373,192	9,960,494

			13,906,952

Communications Equipment — 0.4%
Nokia OYJ - ADR (a)		877,870	7,137,083

Containers & Packaging — 0.0%
Smurfit Kappa Group PLC		12,980	312,733

Diversified Consumer Services — 0.5%
Cengage Thomson Learning (a)		211,143	7,640,843

Diversified Financial Services — 2.8%
Ally Financial, Inc.		1,126,075	26,615,933
Ally Financial, Inc. (a)		117,489	2,768,041
Citigroup, Inc.		161,430	7,679,225
Kcad Holdings I Ltd. (a)		1,563,279,160	9,786,128

			46,849,327

Diversified Telecommunication Services — 0.3%
Broadview Networks Holdings, Inc. (a)		192,400	480,999
Level 3 Communications, Inc. (a)		115,920	5,059,908

			5,540,907

Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)		365,353	4

Energy Equipment & Services — 0.7%
Laricina Energy Ltd. (a)		211,764	6,956,593
Common Stocks		Shares	Value

Energy Equipment & Services (concluded)
Osum Oil Sands Corp. (a)		400,000	$4,589,136

			11,545,729

Health Care Providers & Services — 0.0%
HealthSouth Corp.		1,468	51,559

Insurance — 1.0%
American International Group, Inc.		316,865	17,132,891

Media — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A		47,653	388,848

Metals & Mining — 0.1%
African Minerals Ltd. (a)		225,302	404,490
Peninsula Energy Ltd. (a)		39,319,091	1,097,769

			1,502,259

Oil, Gas & Consumable Fuels — 1.2%
African Petroleum Corp. Ltd. (a)		331,833	83,381
General Maritime Corp.		953,381	17,637,549
Seven Generations Energy Ltd.		108,000	2,490,085

			20,211,015

Paper & Forest Products — 0.7%
Ainsworth Lumber Co. Ltd. (a)		2,147,503	5,755,281
Ainsworth Lumber Co. Ltd. (a)(b)		614,940	1,650,351
NewPage Holdings, Inc.		47,380	4,027,300
Western Forest Products, Inc.		621,145	1,307,704

			12,740,636

Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp. (a)		1,025	34,174

Software — 0.2%
HMH Holdings/EduMedia (a)		206,188	3,756,745

Trading Companies & Distributors — 0.2%
HD Supply Holdings, Inc. (a)		115,400	3,031,558

Total Common Stocks — 12.7%			215,771,115

Asset-Backed Securities (b)(c)		Par (000)

ALM Loan Funding, Series 2013-7RA:
Class C, 3.68%, 4/24/24	USD	2,840	2,739,881
Class D, 5.23%, 4/24/24		2,360	2,254,442
Atlas Senior Loan Fund V, Ltd., Series 2014-1A (d):
Class C, 3.23%, 7/16/26		250	245,325
Class D, 3.68%, 7/16/26		250	236,375

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2014	1

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

Avalon IV Capital, Ltd., Series 2012-1AR, Class CR, 3.08%, 4/17/23	USD	850	$850,000
Benefit Street Partners CLO, Ltd., Series 2014-IVA, Class C, 3.73%, 7/20/26		500	477,000
Cedar Funding, Ltd., Series 2014-3A:
Class C, 3.03%, 5/20/26		800	784,000
Class D, 3.78%, 5/20/26		535	511,246
CIFC Funding 2014-II, Ltd., Series 2014-2A, Class A3L, 3.10%, 5/24/26		1,185	1,153,894
Jamestown CLO Ltd., Series 2014-4A, Class C, 3.73%, 7/15/26 (d)		250	235,590
LCM V Ltd., Series 5A, Class C, 0.90%, 3/21/19		500	476,069
LCM VI Ltd., Series 6A, Class C, 1.03%, 5/28/19		900	856,647
LCM X LP, Series 10AR, Class ER, 5.73%, 4/15/22		1,000	982,500
Octagon Investment Partners XII, Ltd., Series 2012-1AR, Class ER, 5.72%, 5/05/23		1,200	1,200,000
OZLM Funding III, Ltd., Series 2013-3A, Class A1, 1.56%, 1/22/25		913	905,618
Palmer Square CLO, Ltd., Series 2014-1A(d):
Class B, 2.82%, 10/17/22		1,100	1,082,400
Class C, 4.12%, 10/17/22		845	845,000
Class D, 6.02%, 10/17/22		590	590,000
Venture CDO, Ltd., Series 2014-17A, Class C, 3.07%, 7/15/26		910	883,883
Washington Mill CLO, Ltd., Series 2014-1A:
Class C, 3.23%, 4/20/26		515	510,262
Class D, 3.68%, 4/20/26		660	631,092
Whitehorse, Ltd., Series 2014-1A, Class C, 2.96%, 5/01/26		1,180	1,135,750

Total Asset-Backed Securities — 1.2%			19,586,974

Corporate Bonds

Aerospace & Defense — 0.9%
CTP Transportation Products LLC/CTP Finance, Inc., 8.25%, 12/15/19 (b)		1,260	1,356,075
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18		1,015	1,080,975

Corporate Bonds		Par (000)	Value

Aerospace & Defense (concluded)
Huntington Ingalls Industries, Inc. (concluded):
7.13%, 3/15/21	USD	1,405	$1,534,962
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (b)		1,140	1,245,450
Transdigm, Inc. (b)(d):
6.00%, 7/15/22		4,760	4,795,700
6.50%, 7/15/24		5,373	5,453,595

			15,466,757

Air Freight & Logistics — 0.2%
CEVA Group PLC, 9.00%, 9/01/21 (b)		844	865,100
National Air Cargo Group, Inc.:
12.38%, 8/16/15		1,230	1,229,841
12.38%, 9/02/15		1,211	1,211,234

			3,306,175

Airlines — 2.9%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (b)		6,420	6,708,900
Continental Airlines Pass-Through Trust:
Series 1997-4, Class B, 6.90%, 7/02/18		333	356,006
Series 2012-3, Class C, 6.13%, 4/29/18		5,145	5,479,425
Delta Air Lines Pass-Through Trust, Class B:
Series 2009-1, 9.75%, 6/17/18		899	1,030,836
Series 2010-1, 6.38%, 7/02/17 (b)		2,647	2,835,599
US Airways Pass-Through Trust:
Series 2011-1, Class C, 10.88%, 10/22/14		1,449	1,499,859
Series 2012-1, Class C, 9.13%, 10/01/15		1,634	1,731,521
Series 2012-2, Class C, 5.45%, 6/03/18		5,720	5,877,300
Series 2013-1, Class B, 5.38%, 5/15/23		5,255	5,386,375
Virgin Australia Trust, Series 2013-1 (b):
Class C, 7.13%, 10/23/18		8,847	9,134,541
Class D, 8.50%, 10/23/16		8,642	8,914,650

			48,955,012

Auto Components — 3.0%
Affinia Group, Inc., 7.75%, 5/01/21		3,109	3,318,857
Autodis SA, 6.50%, 2/01/19	EUR	265	375,337

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2014	2

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Auto Components (concluded)
Brighthouse Group PLC, 7.88%, 5/15/18	GBP	400	$708,194
CNH Industrial Finance Europe SA, 2.75%, 3/18/19	EUR	1,860	2,560,814
Dana Holding Corp., 6.75%, 2/15/21	USD	200	216,500
Delphi Corp., 6.13%, 5/15/21		420	467,775
Grupo Antolin Dutch BV, 4.75%, 4/01/21	EUR	556	770,682
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17	USD	352	355,960
4.88%, 3/15/19		8,850	9,060,187
6.00%, 8/01/20		2,158	2,319,850
5.88%, 2/01/22		2,797	2,908,880
IDQ Holdings, Inc., 11.50%, 4/01/17 (b)		2,155	2,375,888
Jaguar Land Rover Automotive PLC:
8.25%, 3/15/20	GBP	2,269	4,280,076
5.00%, 2/15/22		1,555	2,668,393
Rhino Bondco SpA, 7.25%, 11/15/20	EUR	490	718,039
Schaeffler Holding Finance BV:
2.75%, 5/15/19		2,035	2,767,586
6.88% (6.88% Cash or 7.63% PIK), 8/15/18 (e)		1,660	2,390,113
6.88% (6.88% Cash or 7.63% PIK), 8/15/18 (b)(e)	USD	2,400	2,535,000
Servus Luxembourg Holding SCA, 7.75%, 6/15/18	EUR	884	1,298,409
Titan International, Inc., 6.88%, 10/01/20 (b)	USD	2,505	2,589,544
UCI International, Inc., 8.63%, 2/15/19		7,080	6,779,100

			51,465,184

Auto Parts — 0.1%
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20		947	1,025,128

Automobiles — 0.8%
Chrysler Group LLC/CG Co-Issuer, Inc., Term Loan, 8.25%, 6/15/21		2,920	3,328,800
Ford Motor Co., 4.25%, 11/15/16 (f)		160	306,100
General Motors Co. (b):
4.88%, 10/02/23		940	984,650

Corporate Bonds		Par (000)	Value

Automobiles (concluded)
General Motors Co. (b) (concluded):
6.25%, 10/02/43	USD	7,410	$8,419,613

			13,039,163

Beverages — 0.1%
Crown European Holdings SA, 7.13%, 8/15/18	EUR	92	131,053
Hydra Dutch Holdings 2BV, 5.82%, 4/15/19 (c)		1,355	1,820,286

			1,951,339

Biotechnology — 0.2%
Laba Royalty Sub LLC, 9.00%, 5/15/29 (b)	USD	2,630	2,656,300

Building Products — 1.7%
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (b)		3,430	3,550,050
BMBG Bond Finance SCA, 5.33%, 10/15/20 (c)	EUR	1,020	1,400,837
Builders FirstSource, Inc., 7.63%, 6/01/21 (b)	USD	2,058	2,202,060
Building Materials Corp. of America, 6.75%, 5/01/21 (b)		3,320	3,585,600
Cemex Finance LLC, 6.00%, 4/01/24 (b)		3,295	3,381,494
Cemex SAB de CV, 5.88%, 3/25/19 (b)		1,335	1,388,400
CPG Merger Sub LLC, 8.00%, 10/01/21 (b)		3,590	3,796,425
Ply Gem Industries, Inc., 6.50%, 2/01/22 (b)		3,550	3,479,000
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10.00%, 6/01/20 (b)		1,220	1,302,350
USG Corp., 9.75%, 1/15/18		3,935	4,717,081

			28,803,297

Capital Markets — 1.1%
American Capital Ltd., 6.50%, 9/15/18 (b)		3,840	4,108,800
Blackstone CQP Holdco LP, 2.32%, 3/18/19		11,759	11,851,676
E*Trade Financial Corp. (f)(g):
0.00%, 8/31/19 (b)		1,206	2,381,850
Series A, 0.00%, 8/31/19		373	736,675

			19,079,001

Chemicals — 2.0%
Axiall Corp., 4.88%, 5/15/23 (b)		629	624,283

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2014	3

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Chemicals (concluded)
Basell Finance Co. BV, 8.10%, 3/15/27 (b)	USD	2,115	$2,846,917
Celanese US Holdings LLC:
5.88%, 6/15/21		1,848	2,039,730
4.63%, 11/15/22		1,565	1,574,781
Huntsman International LLC:
8.63%, 3/15/21		945	1,053,675
5.13%, 4/15/21	EUR	1,779	2,510,415
INEOS Finance PLC, 8.38%, 2/15/19 (b)	USD	100	109,750
INEOS Group Holdings SA:
6.13%, 8/15/18 (b)		2,125	2,199,375
6.50%, 8/15/18	EUR	1,485	2,120,431
5.75%, 2/15/19		1,785	2,514,128
LSB Industries, Inc., 7.75%, 8/01/19 (b)	USD	1,313	1,401,628
Montichem Holdco SA, 5.25%, 6/15/21 (d)	EUR	311	426,271
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.38%, 3/01/18	USD	510	515,100
Nufarm Australia Ltd., 6.38%, 10/15/19 (b)		1,250	1,300,000
Orion Engineered Carbons Bondco GmbH:
9.63%, 6/15/18 (b)		200	215,500
10.00%, 6/15/18	EUR	1,637	2,404,122
PolyOne Corp.:
7.38%, 9/15/20	USD	1,205	1,314,956
5.25%, 3/15/23		1,506	1,524,825
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		4,247	4,358,484
U.S. Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding BV:
5.75%, 2/01/21	EUR	500	730,989
7.38%, 5/01/21 (b)	USD	1,760	1,927,200

			33,712,560

Commercial Banks — 1.1%
Banco Bilbao Vizcaya Argentaria SA, 7.00% (c)(h)	EUR	1,000	1,426,196
CIT Group, Inc.:
5.25%, 3/15/18	USD	4,320	4,638,600
6.63%, 4/01/18 (b)		1,400	1,564,500
5.50%, 2/15/19 (b)		6,919	7,472,520
6.00%, 4/01/36		2,800	2,898,000

			17,999,816

Commercial Services & Supplies — 3.2%
AA Bond Co., Ltd., 9.50%, 7/31/43	GBP	996	1,874,007

Corporate Bonds		Par (000)	Value

Commercial Services & Supplies (concluded)
ACCO Brands Corp., 6.75%, 4/30/20	USD	424	$443,610
ADS Waste Holdings, Inc., 8.25%, 10/01/20		1,546	1,673,545
ARAMARK Corp., 5.75%, 3/15/20		3,608	3,838,010
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		3,002	3,353,666
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)		649	669,686
Bilbao Luxembourg SA, 10.50%, (10.50% Cash or 11.25% PIK) 12/01/18 (e)	EUR	400	572,523
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)	USD	3,057	3,240,420
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18		2,806	2,855,105
Covanta Holding Corp.:
6.38%, 10/01/22		2,970	3,196,462
5.88%, 3/01/24		1,180	1,209,500
Jurassic Holdings III, Inc., 6.88%, 2/15/21 (b)		2,738	2,806,450
Mobile Mini, Inc., 7.88%, 12/01/20		2,040	2,254,200
Mustang Merger Corp., 8.50%, 8/15/21 (b)		2,688	2,943,360
United Rentals North America, Inc.:
7.38%, 5/15/20		1,890	2,107,350
8.25%, 2/01/21		2,168	2,428,160
7.63%, 4/15/22		9,095	10,311,456
6.13%, 6/15/23		1,055	1,134,125
5.75%, 11/15/24		5,256	5,439,960
Verisure Holding AB:
8.75%, 9/01/18	EUR	790	1,158,732
8.75%, 12/01/18		673	990,425
West Corp., 8.63%, 10/01/18	USD	765	810,900

			55,311,652

Communications Equipment — 2.0%
Alcatel-Lucent USA, Inc.:
4.63%, 7/01/17 (b)		1,735	1,782,713
6.75%, 11/15/20 (b)		2,520	2,677,500
6.45%, 3/15/29		4,078	3,986,245
Avaya, Inc. (b):
7.00%, 4/01/19		1,505	1,489,950
10.50%, 3/01/21		1,355	1,226,275
CommScope, Inc. (b):
5.00%, 6/15/21		1,475	1,482,375
5.50%, 6/15/24		1,413	1,420,065
Nokia OYJ, 5.00%, 10/26/17	EUR	800	2,569,374
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20	USD	5,725	6,254,562

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2014	4

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Communications Equipment (concluded)
Zayo Group LLC/Zayo Capital, Inc. (concluded):
10.13%, 7/01/20	USD	9,470	$10,937,850

			33,826,909

Construction & Engineering — 0.8%
Aldesa Financial Services SA, 7.25%, 4/01/21	EUR	960	1,318,438
Astaldi SpA, 7.13%, 12/01/20		2,654	3,913,664
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)	USD	1,032	1,104,240
H&E Equipment Services, Inc., 7.00%, 9/01/22		2,462	2,708,200
Officine MaccaFerri SpA, 5.75%, 6/01/21 (d)	EUR	780	1,084,203
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)	USD	2,852	3,023,120
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		862	864,155

			14,016,020

Construction Materials — 2.3%
HD Supply, Inc.:
8.13%, 4/15/19		13,109	14,452,672
11.00%, 4/15/20		9,123	10,787,948
7.50%, 7/15/20		12,975	14,077,875
Kerneos Tech Group SAS:
5.05%, 3/01/21 (c)	EUR	194	266,104
5.75%, 3/01/21		262	366,074

			39,950,673

Consumer Finance — 0.3%
Ford Motor Credit Co. LLC:
12.00%, 5/15/15	USD	1,120	1,239,784
6.63%, 8/15/17		361	416,726
8.13%, 1/15/20		500	637,484
IVS F. SpA, 7.13%, 4/01/20	EUR	1,260	1,825,089
Springleaf Finance Corp.:
6.90%, 12/15/17	USD	315	344,925
7.75%, 10/01/21		297	331,898
8.25%, 10/01/23		539	609,070

			5,404,976

Containers & Packaging — 1.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19 (b)		1,504	1,556,640
Ball Corp., 4.00%, 11/15/23		1,129	1,066,905
Berry Plastics Corp., 9.75%, 1/15/21		1,020	1,175,550

Corporate Bonds		Par (000)	Value

Containers & Packaging (concluded)
Beverage Packaging Holdings Luxembourg II SA (b):
5.63%, 12/15/16	USD	3,913	$3,976,586
6.00%, 6/15/17		2,137	2,179,740
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		93	99,975
GCL Holdings SCA, 9.38%, 4/15/18 (b)	EUR	1,439	2,107,694
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	2,080	2,199,600
Metsa Board OYJ, 4.00%, 3/13/19	EUR	550	764,802
OI European Group BV, 4.88%, 3/31/21		1,057	1,552,573
Pactiv LLC, 7.95%, 12/15/25	USD	3,533	3,656,655
SGD Group SAS, 5.63%, 5/15/19	EUR	405	565,944
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 5/01/22 (b)	USD	1,755	1,772,550
Tekni-Plex, Inc., 9.75%, 6/01/19 (b)		1,907	2,131,073

			24,806,287

Distributors — 0.4%
VWR Funding, Inc., 7.25%, 9/15/17		6,554	6,963,625

Diversified Consumer Services — 0.5%
APX Group, Inc.:
6.38%, 12/01/19		580	594,500
8.75%, 12/01/20		599	610,980
Garda World Security Corp., 7.25%, 11/15/21 (b)		702	737,978
Laureate Education, Inc., 9.25%, 9/01/19 (b)		5,935	6,231,750

			8,175,208

Diversified Financial Services — 4.6%
Aircastle Ltd., 6.25%, 12/01/19		1,795	1,943,087
Ally Financial, Inc.:
7.50%, 9/15/20		1,141	1,360,643
8.00%, 11/01/31 (i)		20,980	26,192,017
CE Energy AS, 7.00%, 2/01/21		745	1,063,785
Co-Operative Group Holdings, 6.88%, 7/08/20 (j)	GBP	890	1,573,867
Ford Motor Credit Co. LLC, 5.88%, 8/02/21	USD	200	234,446
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	2,708	4,822,843
Jarden Corp., 1.88%, 9/15/18	USD	100	133,875

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2014	5

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Diversified Financial Services (concluded)
Jefferies Finance LLC/JFIN Co-Issuer Corp. (b):
7.38%, 4/01/20	USD	3,410	$3,580,500
6.88%, 4/15/22		2,987	3,009,402
JPMorgan Chase & Co., 6.75% (c)(h)		5,674	6,127,920
Lehman Brother Holding Escrow, 1.00%, 9/22/18		430	79,013
Lehman Brothers Holdings, Inc.:
5.38%, 10/17/14	EUR	350	93,631
4.75%, 1/16/15		1,890	505,609
1.00%, 2/05/15		3,950	1,009,583
1.00%, 12/31/49	USD	1,535	282,056
Leucadia National Corp., 8.13%, 9/15/15		4,503	4,881,252
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19		2,140	2,247,000
9.00%, 4/15/19		3,290	3,487,400
7.88%, 8/15/19		728	795,340
9.88%, 8/15/19		3,448	3,797,110
5.75%, 10/15/20		9,982	10,381,280
6.88%, 2/15/21		115	123,913
8.25%, 2/15/21		1,365	1,452,019

			79,177,591

Diversified Telecommunication Services — 3.7%
CenturyLink, Inc., Series V, 5.63%, 4/01/20		6,545	6,921,337
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (b)		2,350	2,326,500
Consolidated Communications Finance Co., 10.88%, 6/01/20		1,915	2,226,188
Frontier Communications Corp., 8.50%, 4/15/20		2,900	3,382,125
Level 3 Communications, Inc., 8.88%, 6/01/19		1,780	1,949,100
Level 3 Financing, Inc.:
8.13%, 7/01/19		7,665	8,374,012
7.00%, 6/01/20		2,395	2,592,588
8.63%, 7/15/20		8,235	9,243,787
Telecom Italia SpA:
6.13%, 11/15/16 (f)	EUR	3,500	5,904,143
6.38%, 6/24/19	GBP	900	1,645,024
4.88%, 9/25/20	EUR	870	1,281,774
4.50%, 1/25/21		1,350	1,948,768
5.88%, 5/19/23	GBP	1,900	3,326,768
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22	EUR	1,362	2,002,874
6.75%, 8/15/24		1,982	2,978,694
tw telecom holdings, Inc., 5.38%, 10/01/22	USD	3,085	3,150,557

Corporate Bonds		Par (000)	Value

Diversified Telecommunication Services (concluded)
Windstream Corp.:
7.75%, 10/15/20	USD	1,963	$2,129,855
7.75%, 10/01/21		1,720	1,866,200

			63,250,294

Electric Utilities — 0.4%
Homer City Generation LP (e):
8.14% (8.14% Cash or 8.64% PIK), 10/01/19		850	905,250
8.73% (8.73% Cash or 9.23% PIK), 10/01/26		2,165	2,313,844
Miran Mid-Atlantic Series C Pass Through Trust, Series C, 10.06%, 12/30/28		1,565	1,768,130
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		1,320	1,438,446

			6,425,670

Electrical Equipment — 0.3%
Belden, Inc., 5.50%, 4/15/23	EUR	600	850,606
International Wire Group Holdings, Inc., 8.50%, 10/15/17 (b)	USD	1,421	1,548,890
Rexel SA, 5.25%, 6/15/20 (b)		205	215,250
Techem Energy Metering Service GmbH & Co., 7.88%, 10/01/20	EUR	210	320,613
Trionista Holdco GmbH, 5.00%, 4/30/20		1,511	2,157,556
Trionista TopCo GmbH, 6.88%, 4/30/21		418	617,910

			5,710,825

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC/CDW Finance Corp., 8.50%, 4/01/19	USD	125	136,094
Jabil Circuit, Inc., 8.25%, 3/15/18		1,310	1,558,900

			1,694,994

Energy Equipment & Services — 2.2%
Atwood Oceanics, Inc., 6.50%, 2/01/20		780	826,800
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		1,575	1,681,312
CGG SA:
7.75%, 5/15/17		499	503,990
6.50%, 6/01/21		6,600	6,336,000
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21		283	292,905
Gulfmark Offshore, Inc., 6.38%, 3/15/22		870	904,800
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		1,750	1,820,000

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2014	6

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Energy Equipment & Services (concluded)
MEG Energy Corp. (b):
6.50%, 3/15/21	USD	5,278	$5,588,082
7.00%, 3/31/24		4,342	4,689,360
Peabody Energy Corp.:
6.00%, 11/15/18		3,526	3,675,855
6.25%, 11/15/21		3,679	3,679,000
7.88%, 11/01/26		2,795	2,934,750
Pioneer Energy Services Corp., 6.13%, 3/15/22 (b)		528	542,520
Precision Drilling Corp.:
6.63%, 11/15/20		425	454,750
5.25%, 11/15/24 (b)		2,382	2,405,820
Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 (b)		1,361	1,412,038

			37,747,982

Food & Staples Retailing — 0.8%
Bakkavor Finance 2 PLC:
8.25%, 2/15/18	GBP	1,427	2,555,376
8.75%, 6/15/20		795	1,492,487
Brakes Capital, 7.13%, 12/15/18		830	1,410,375
Labeyrie Fine Foods SAS, 5.63%, 3/15/21	EUR	250	350,585
Premier Foods Finance PLC, 6.50%, 3/15/21	GBP	420	726,954
R&R Ice Cream PLC:
5.50%, 5/15/20		425	701,699
9.25% (9.25% Cash), 5/15/18 (e)	EUR	610	848,152
Rite Aid Corp.:
9.25%, 3/15/20	USD	2,080	2,371,200
6.75%, 6/15/21		2,283	2,471,347
TreeHouse Foods, Inc., 4.88%, 3/15/22		730	743,688

			13,671,863

Food Products — 0.6%
Findus Bondco SA:
9.13%, 7/01/18	EUR	830	1,230,413
9.50%, 7/01/18	GBP	465	847,672
JBS Investments GmbH, 7.75%, 10/28/20 (b)	USD	2,638	2,831,761
Smithfield Foods, Inc.:
5.88%, 8/01/21 (b)		891	946,688
6.63%, 8/15/22		2,626	2,878,752
Univeg Holding BV, 7.88%, 11/15/20	EUR	595	827,312

			9,562,598

Health Care Equipment & Supplies — 0.8%
3AB Optique Developpement SAS, 5.63%, 4/15/19		900	1,193,097
Biomet, Inc., 6.50%, 10/01/20	USD	2,801	3,011,075

Corporate Bonds		Par (000)	Value

Health Care Equipment & Supplies (concluded)
DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18	USD	2,106	$2,263,950
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21 (b)		1,580	1,714,300
IDH Finance PLC:
6.00%, 12/01/18	GBP	614	1,070,353
6.00%, 12/01/18 (b)		200	348,649
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19	USD	1,279	1,467,653
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/22 (b)		1,280	1,270,400
Teleflex, Inc., 6.88%, 6/01/19		1,635	1,743,319

			14,082,796

Health Care Providers & Services — 5.3%
Alere, Inc.:
7.25%, 7/01/18		802	876,185
8.63%, 10/01/18		2,834	2,996,955
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
7.75%, 2/15/19		3,165	3,378,638
6.00%, 10/15/21		1,353	1,427,415
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		4,465	4,693,831
6.88%, 2/01/22 (b)		4,448	4,681,520
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (b)	EUR	1,907	2,747,648
Crown Newco 3 PLC, 7.00%, 2/15/18	GBP	294	519,660
HCA Holdings, Inc., 7.75%, 5/15/21	USD	2,666	2,935,933
HCA, Inc.:
3.75%, 3/15/19		4,161	4,233,817
6.50%, 2/15/20		9,730	11,055,712
5.88%, 3/15/22		3,565	3,881,394
4.75%, 5/01/23		1,250	1,250,000
5.88%, 5/01/23		4,096	4,239,360
Hologic, Inc., 6.25%, 8/01/20		6,719	7,138,937
Kindred Healthcare, Inc., 6.38%, 4/15/22 (b)		931	946,129
MPH Acquisition Holdings LLC, 6.63%, 4/01/22 (b)		1,280	1,328,000
Omnicare, Inc., 3.75%, 4/01/42		1,722	2,742,285
Priory Group No. 3 PLC, 7.00%, 2/15/18 (b)	GBP	2,017	3,565,151
Symbion, Inc., 8.00%, 6/15/16	USD	1,915	1,996,388
Tenet Healthcare Corp.:
6.25%, 11/01/18		3,043	3,354,908
5.00%, 3/01/19 (b)		2,252	2,297,040
4.75%, 6/01/20		2,575	2,607,188

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2014	7

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Health Care Providers & Services (concluded)
Tenet Healthcare Corp. (concluded):
8.00%, 8/01/20	USD	1,973	$2,150,570
6.00%, 10/01/20		2,100	2,257,500
4.50%, 4/01/21		311	308,668
4.38%, 10/01/21		4,005	3,934,912
8.13%, 4/01/22		4,192	4,768,400
Voyage Care Bondco PLC, 6.50%, 8/01/18	GBP	890	1,551,489

			89,865,633

Health Care Technology — 0.0%
IMS Health, Inc., 6.00%, 11/01/20 (b)	USD	795	838,725

Hotels, Restaurants & Leisure — 4.5%
Caesars Entertainment Operating Co., Inc.:
10.00%, 12/15/15		389	396,780
8.50%, 2/15/20		1,530	1,216,350
9.00%, 2/15/20		17,176	13,697,859
Carlson Wagonlit BV, 6.88%, 6/15/19 (b)		295	316,004
Cedar Funding Ltd., 5.38%, 6/01/24 (b)		1,070	1,079,363
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	3,382	4,817,631
Diamond Resorts Corp., 12.00%, 8/15/18	USD	6,422	6,947,962
Enterprise Funding Ltd., Series ETI, 3.50%, 9/10/20 (f)	GBP	400	707,691
Enterprise Inns PLC, 6.50%, 12/06/18		1,598	2,895,261
Gamenet SpA, 7.25%, 8/01/18	EUR	1,255	1,762,076
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19		2,164	3,126,848
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18 (b)	USD	894	927,525
Greektown Holdings LLC/Greektown Mothership Corp., 8.88%, 3/15/19 (b)		1,220	1,250,500
Intralot Capital Luxembourg SA, 6.00%, 5/15/21	EUR	713	976,786
Intralot Finance Luxembourg SA, 9.75%, 8/15/18		2,140	3,325,541
Isle of Capri Casinos, Inc.:
7.75%, 3/15/19	USD	280	298,200
5.88%, 3/15/21		1,209	1,227,135
MCE Finance Ltd., 5.00%, 2/15/21 (b)		3,339	3,330,652
PNK Finance Corp., 6.38%, 8/01/21 (b)		1,482	1,559,805

Corporate Bonds		Par (000)	Value

Hotels, Restaurants & Leisure (concluded)
Regal Entertainment Group, 5.75%, 2/01/25	USD	489	$489,000
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)		3,247	3,311,940
Snai SpA, 7.63%, 6/15/18	EUR	1,025	1,504,117
Station Casinos LLC, 7.50%, 3/01/21	USD	5,095	5,528,075
Stonegate Pub Co. Financing PLC, 5.75%, 4/15/19	GBP	420	711,043
Travelport LLC/Travelport Holdings, Inc. (b):
6.36%, 3/01/16 (c)	USD	470	470,170
11.88%, 9/01/16		188	188,122
13.88% (11.38% Cash or 2.50% PIK), 3/01/16 (e)		5,152	5,306,881
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (a)(k)		1,850	—
The Unique Pub Finance Co. PLC, Series A3, 6.54%, 3/30/21	GBP	2,273	4,021,950
Vougeot Bidco PLC, 7.88%, 7/15/20		920	1,675,109
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.38%, 3/15/22	USD	689	720,005
Wynn Macau Ltd., 5.25%, 10/15/21 (b)		2,425	2,491,688

			76,278,069

Household Durables — 2.8%
Algeco Scotsman Global Finance PLC, 9.00%, 10/15/18	EUR	611	899,515
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (b)	USD	1,262	1,271,465
Beazer Homes USA, Inc.:
6.63%, 4/15/18		215	230,050
5.75%, 6/15/19 (b)		3,638	3,619,810
7.50%, 9/15/21		2,710	2,859,050
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)		2,275	2,400,125
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (b)		1,604	1,656,130
K. Hovnanian Enterprises, Inc. (b):
7.00%, 1/15/19		387	393,773
7.25%, 10/15/20		4,360	4,708,800
KB Home:
4.75%, 5/15/19		2,024	2,029,060
7.00%, 12/15/21		1,506	1,626,480
PulteGroup, Inc., 6.38%, 5/15/33		1,050	1,044,750
The Ryland Group, Inc., 6.63%, 5/01/20		1,900	2,061,500

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2014	8

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Household Durables (concluded)
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	878	$1,356,672
Standard Pacific Corp.:
10.75%, 9/15/16	USD	6,920	8,269,400
8.38%, 1/15/21		4,270	5,081,300
Taylor Morrison Communities, Inc./Monarch Communities, Inc. (b):
7.75%, 4/15/20		1,650	1,810,875
5.25%, 4/15/21		1,484	1,498,840
William Lyon Homes, Inc., 8.50%, 11/15/20		4,579	5,117,033

			47,934,628

Household Products — 0.4%
Ontex IV SA, 9.00%, 4/15/19	EUR	1,163	1,728,024
Spectrum Brands, Inc.:
6.75%, 3/15/20	USD	535	575,125
6.38%, 11/15/20		2,125	2,302,969
6.63%, 11/15/22		1,385	1,516,575

			6,122,693

Independent Power Producers & Energy Traders — 1.6%
Baytex Energy Corp. (b):
5.13%, 6/01/21		944	955,800
5.63%, 6/01/24		779	783,869
Calpine Corp. (b):
7.50%, 2/15/21		156	169,650
6.00%, 1/15/22		676	725,010
5.88%, 1/15/24		1,999	2,093,952
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.75%, 3/01/22 (a)(b)(k)		6,312	7,527,060
NRG Energy, Inc.:
7.63%, 1/15/18		7,493	8,551,386
6.25%, 5/01/24 (b)		3,606	3,732,210
NRG REMA LLC:
Series B, 9.24%, 7/02/17		158	163,614
Series C, 9.68%, 7/02/26		935	1,019,150
QEP Resources, Inc., 5.38%, 10/01/22		1,843	1,866,038

			27,587,739

Insurance — 1.1%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (b)		6,232	6,590,340
CNO Financial Group, Inc., 6.38%, 10/01/20 (b)		1,244	1,349,740
Galaxy Bidco Ltd., 6.38%, 11/15/20	GBP	600	1,023,360
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21 (b)	USD	3,920	4,204,200

Corporate Bonds		Par (000)	Value

Insurance (concluded)
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)	USD	3,650	$3,942,000
TMF Group Holding BV, 9.88%, 12/01/19	EUR	1,140	1,715,528

			18,825,168

Internet Software & Services — 0.4%
Bankrate, Inc., 6.13%, 8/15/18 (b)	USD	1,613	1,715,829
Cerved Group SpA:
6.38%, 1/15/20	EUR	601	888,890
8.00%, 1/15/21		400	605,238
Interactive Data Corp., 5.88%, 4/15/19 (b)	USD	4,101	4,131,757

			7,341,714

IT Services — 4.7%
Ceridian Corp., 8.88%, 7/15/19 (b)		10,485	11,821,837
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)		13,854	15,966,735
Ceridian LLC/Comdata, Inc., 8.13%, 11/15/17 (b)(d)		4,145	4,186,450
Epicor Software Corp., 8.63%, 5/01/19		3,077	3,342,391
First Data Corp.:
7.38%, 6/15/19 (b)		8,670	9,298,575
8.88%, 8/15/20 (b)		2,745	3,046,950
6.75%, 11/01/20 (b)		6,605	7,092,119
8.25%, 1/15/21 (b)		1,054	1,143,590
10.63%, 6/15/21		3,247	3,721,874
11.75%, 8/15/21		4,869	5,404,590
8.75% (8.75% Cash or 10.00% PIK), 1/15/22 (b)(e)		365	399,675
SunGard Data Systems, Inc.:
7.38%, 11/15/18		3,100	3,282,125
6.63%, 11/01/19		7,950	8,407,125
WEX, Inc., 4.75%, 2/01/23 (b)		2,728	2,642,750

			79,756,786

Machinery — 0.2%
DH Services Luxembourg Sarl, 7.75%, 12/15/20 (b)		514	548,695
Galapagos Holding SA, 7.00%, 6/15/22	EUR	475	654,813
Galapagos SA, 5.38%, 6/15/21		325	447,454
SPX Corp., 6.88%, 9/01/17	USD	980	1,107,400

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2014	9

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Machinery (concluded)
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 8.75%, 2/01/19	USD	661	$704,791

			3,463,153

Media — 10.3%
Adria Bidco BV, 7.88%, 11/15/20	EUR	600	883,321
Altice Financing SA, 6.50%, 1/15/22 (b)	USD	2,410	2,542,550
Altice SA:
7.25%, 5/15/22	EUR	2,010	2,881,997
7.75%, 5/15/22 (b)	USD	2,645	2,780,556
AMC Networks, Inc.:
7.75%, 7/15/21		1,250	1,396,875
4.75%, 12/15/22		1,613	1,608,968
Cablevision Systems Corp., 5.88%, 9/15/22		3,070	3,123,725
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. (b):
5.25%, 2/15/22		650	666,250
5.63%, 2/15/24		638	655,545
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		3,171	3,226,492
5.13%, 2/15/23		4,230	4,261,725
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)(k)		3,439	—
Clear Channel Communications, Inc.:
9.00%, 12/15/19		5,469	5,824,485
9.00%, 3/01/21		4,778	5,100,515
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		4,069	4,374,175
6.50%, 11/15/22		11,724	12,526,886
Clearwire Communications LLC / Clearwire Finance, Inc., 8.25%, 12/01/40 (b)		4,706	5,453,077
Columbus International, Inc., 7.38%, 3/30/21 (b)		3,455	3,657,981
DISH DBS Corp.:
4.25%, 4/01/18		3,209	3,353,405
5.13%, 5/01/20		4,652	4,884,600
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (b)		901	973,080
Gannett Co., Inc. (b):
5.13%, 10/15/19		857	893,423
5.13%, 7/15/20		506	523,710
6.38%, 10/15/23		1,314	1,402,695
Gray Television, Inc., 7.50%, 10/01/20		1,743	1,869,367

Corporate Bonds		Par (000)	Value

Media (continued)
Harron Communications LP/Harron Finance Corp., 9.13%, 4/01/20 (b)	USD	4,510	$5,051,200
Inmarsat Finance PLC, 4.88%, 5/15/22 (b)(d)		2,805	2,833,050
Intelsat Jackson Holdings SA:
6.63%, 12/15/22		1,040	1,084,200
5.50%, 8/01/23 (b)		3,775	3,756,125
Intelsat Luxembourg SA, 6.75%, 6/01/18		5,500	5,836,875
Lamar Media Corp., 5.38%, 1/15/24 (b)		1,061	1,100,788
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)		987	1,078,298
The McClatchy Co., 9.00%, 12/15/22		1,934	2,212,012
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (b)		3,901	4,037,535
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		2,039	2,120,560
The New York Times Co., 6.63%, 12/15/16		225	249,750
Nexstar Broadcasting, Inc., 6.88%, 11/15/20		1,023	1,092,053
Numericable Group SA:
5.38%, 5/15/22	EUR	890	1,279,930
6.00%, 5/15/22 (b)	USD	7,205	7,475,187
5.63%, 5/15/24	EUR	1,785	2,571,430
6.25%, 5/15/24 (b)	USD	1,285	1,344,431
Odeon & UCI Finco PLC, 9.00%, 8/01/18 (b)	GBP	832	1,460,841
Play Finance 2 SA, 5.25%, 2/01/19	EUR	1,070	1,526,029
ProQuest LLC/ProQuest Notes Co., 9.00%, 10/15/18 (b)	USD	1,009	1,061,973
Radio One, Inc., 9.25%, 2/15/20 (b)		2,686	2,900,880
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (b)		1,450	1,547,875
Sirius XM Holdings, Inc. (b):
4.25%, 5/15/20		2,309	2,274,365
5.75%, 8/01/21		1,811	1,906,077
Sterling Entertainment Corp., 10.00%, 12/15/19		4,810	4,906,200
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
7.50%, 3/15/19	EUR	4,494	6,564,495
5.50%, 1/15/23 (b)	USD	2,550	2,613,750

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2014	10

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Media (concluded)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (concluded):
5.63%, 4/15/23	EUR	208	$305,864
Unitymedia KabelBW GmbH:
9.63%, 12/01/19		100	147,050
9.50%, 3/15/21		2,061	3,230,870
Univision Communications, Inc. (b):
8.50%, 5/15/21	USD	1,597	1,752,708
6.75%, 9/15/22		—	—
5.13%, 5/15/23		3,720	3,822,300
UPCB Finance II Ltd., 6.38%, 7/01/20 (b)	EUR	4,437	6,437,081
Virgin Media Secured Finance PLC, 6.00%, 4/15/21	GBP	5,502	9,602,871
VTR Finance BV, 6.88%, 1/15/24 (b)	USD	1,727	1,830,625
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)		2,248	2,422,220
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)	EUR	709	1,058,288

			175,361,189

Metals & Mining — 4.1%
APERAM, 7.75%, 4/01/18 (b)	USD	600	639,000
ArcelorMittal, 6.13%, 6/01/18		2,500	2,740,625
Arch Coal, Inc.:
7.00%, 6/15/19		1,614	1,198,395
7.25%, 10/01/20		678	491,550
7.25%, 6/15/21		500	356,250
Constellium NV:
4.63%, 5/15/21	EUR	1,270	1,776,644
5.75%, 5/15/24 (b)	USD	3,385	3,490,781
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	2,090	2,955,820
First Quantum Minerals Ltd. (b):
6.75%, 2/15/20	USD	2,651	2,704,020
7.25%, 5/15/22		583	599,033
FMG Resources August 2006 Property Ltd., 6.00%, 4/01/17 (b)		2,117	2,191,095
Global Brass & Copper, Inc., 9.50%, 6/01/19		4,660	5,324,050
Imperial Metals Corp., 7.00%, 3/15/19 (b)		460	469,200
Kaiser Aluminum Corp., 8.25%, 6/01/20		1,240	1,401,200
New Gold, Inc., 6.25%, 11/15/22 (b)		1,485	1,533,263
Novelis, Inc., 8.75%, 12/15/20		12,130	13,479,462
Ovako AB, 6.50%, 6/01/19	EUR	935	1,296,850

Corporate Bonds		Par (000)	Value

Metals & Mining (concluded)
Peninsula Energy Ltd., 11.00%, 12/14/14	USD	2,800	$2,800,000
Perstorp Holding AB, 8.75%, 5/15/17 (b)		990	1,064,250
Ryerson, Inc. / Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17		1,740	1,868,325
Steel Dynamics, Inc.:
6.38%, 8/15/22		1,345	1,464,369
5.25%, 4/15/23		1,168	1,194,280
Taseko Mines Ltd., 7.75%, 4/15/19		2,320	2,360,600
ThyssenKrupp AG, 3.13%, 10/25/19	EUR	2,040	2,858,761
Vedanta Resources PLC, 8.25%, 6/07/21 (b)	USD	1,565	1,750,922
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)		10,804	11,506,260

			69,515,005

Multiline Retail — 0.7%
CST Brands, Inc., 5.00%, 5/01/23		2,083	2,077,793
Dufry Finance SCA, 5.50%, 10/15/20 (b)		1,927	2,013,869
The Neiman Marcus Group Ltd., 8.00%, 10/15/21 (b)		7,817	8,598,700

			12,690,362

Oil, Gas & Consumable Fuels — 12.9%
Access Midstream Partners LP/ACMP Finance Corp.:
5.88%, 4/15/21		1,635	1,743,319
6.13%, 7/15/22		1,520	1,656,800
4.88%, 5/15/23		3,283	3,430,735
4.88%, 3/15/24		2,190	2,294,025
Antero Resources Finance Corp., 5.38%, 11/01/21		1,942	2,022,107
Athlon Holdings LP/Athlon Finance Corp. (b):
7.38%, 4/15/21		1,053	1,142,505
6.00%, 5/01/22		2,327	2,379,357
Aurora USA Oil & Gas, Inc. (b):
9.88%, 2/15/17		2,667	2,960,370
7.50%, 4/01/20		4,188	4,732,440
Berry Petroleum Co., 6.38%, 9/15/22		1,755	1,838,363
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		637	679,998
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, 4/15/22		1,420	1,526,500
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		1,321	1,446,495

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2014	11

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Chaparral Energy, Inc., 7.63%, 11/15/22	USD	1,220	$1,299,300
Chesapeake Energy Corp.:
6.63%, 8/15/20		1,632	1,880,880
6.88%, 11/15/20		1,641	1,907,662
6.13%, 2/15/21		524	588,845
5.75%, 3/15/23		1,863	2,077,245
Cimarex Energy Co., 4.38%, 6/01/24 (d)		1,349	1,372,608
Concho Resources, Inc.:
7.00%, 1/15/21		465	514,988
5.50%, 10/01/22		2,016	2,162,160
5.50%, 4/01/23		2,253	2,410,710
CONSOL Energy, Inc.:
8.25%, 4/01/20		1,286	1,398,525
5.88%, 4/15/22 (b)		9,808	10,175,800
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.13%, 3/01/22 (b)		1,207	1,264,333
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (b)		3,135	3,291,750
Denbury Resources, Inc.:
5.50%, 5/01/22		1,862	1,917,860
4.63%, 7/15/23		3,540	3,407,250
Diamondback Energy, Inc., 7.63%, 10/01/21 (b)		2,449	2,669,410
El Paso LLC:
7.80%, 8/01/31		2,547	2,757,127
7.75%, 1/15/32		3,565	3,885,850
Energy Transfer Equity LP:
5.88%, 1/15/24		2,247	2,320,027
5.88%, 1/15/24 (b)		5,720	5,920,200
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		2,600	2,798,250
7.75%, 6/15/19		2,025	2,181,937
6.88%, 3/15/24 (b)		1,141	1,149,558
EnQuest PLC, 7.00%, 4/15/22 (b)		2,100	2,173,500
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 5/01/20		1,180	1,355,525
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		1,915	2,049,050
EV Energy Partners LP/EV Energy Finance Corp., 8.00%, 4/15/19		820	856,900
EXCO Resources, Inc.:
7.50%, 9/15/18		1,475	1,500,813
8.50%, 4/15/22		947	977,778
Halcon Resources Corp.:
9.75%, 7/15/20		2,146	2,349,870
8.88%, 5/15/21		2,311	2,461,215
9.25%, 2/15/22		1,117	1,195,190

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Hilcorp Energy I LP/Hilcorp Finance Co., 7.63%, 4/15/21 (b)	USD	1,472	$1,610,000
Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.75%, 4/01/22 (b)		1,400	1,477,000
Kinder Morgan, Inc., 5.63%, 11/15/23 (b)		1,711	1,725,429
Kodiak Oil & Gas Corp.:
8.13%, 12/01/19		1,735	1,925,850
5.50%, 2/01/22		892	912,070
Laredo Petroleum, Inc., 7.38%, 5/01/22		3,065	3,394,487
Legacy Reserves LP/Legacy Reserves Finance Corp.:
6.63%, 12/01/21		843	855,645
6.63%, 12/01/21 (b)		1,390	1,410,850
Lightstream Resources Ltd., 8.63%, 2/01/20 (b)		1,441	1,498,640
Linn Energy LLC/Linn Energy Finance Corp.:
6.50%, 5/15/19		243	255,758
7.25%, 11/01/19 (b)		1,904	1,999,200
8.63%, 4/15/20		4,354	4,718,647
7.75%, 2/01/21		365	393,744
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.25%, 6/15/22		674	727,920
4.50%, 7/15/23		1,720	1,689,900
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21		1,091	1,129,185
Newfield Exploration Co., 6.88%, 2/01/20		4,325	4,595,312
NGPL PipeCo LLC, 7.12%, 12/15/17 (b)		3,130	3,130,000
Northern Oil and Gas, Inc., 8.00%, 6/01/20		1,523	1,618,188
Oasis Petroleum, Inc.:
7.25%, 2/01/19		1,125	1,198,125
6.50%, 11/01/21		1,625	1,738,750
Offshore Group Investment Ltd., 7.50%, 11/01/19		2,521	2,647,050
Pacific Drilling SA, 5.38%, 6/01/20 (b)		2,069	2,027,620
Parker Drilling Co.:
7.50%, 8/01/20		1,995	2,139,637
6.75%, 7/15/22 (b)		715	740,025
Parsley Energy LLC / Parsley Finance Corp., 7.50%, 2/15/22 (b)		3,594	3,800,655

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2014	12

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20	USD	532	$582,540
PDC Energy, Inc., 7.75%, 10/15/22		995	1,099,475
Penn Virginia Corp., 8.50%, 5/01/20		2,035	2,261,394
Petrobras Global Finance BV, 3.00%, 1/15/19		1,927	1,884,606
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		3,816	4,083,120
QEP Resources, Inc., 5.25%, 5/01/23		800	800,000
Range Resources Corp.:
6.75%, 8/01/20		658	712,285
5.75%, 6/01/21		568	614,860
5.00%, 8/15/22		530	556,500
5.00%, 3/15/23		1,193	1,252,650
Regency Energy Partners LP/Regency Energy Finance Corp.:
5.75%, 9/01/20		628	659,400
4.50%, 11/01/23		2,835	2,700,337
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (b)		460	499,100
Rosetta Resources, Inc.:
5.63%, 5/01/21		2,021	2,076,577
5.88%, 6/01/24		1,007	1,024,623
Sabine Pass Liquefaction LLC:
5.63%, 4/15/23		1,908	1,960,470
5.63%, 4/15/23 (b)		3,087	3,171,892
5.75%, 5/15/24 (b)		9,250	9,504,375
Sabine Pass LNG LP, 7.50%, 11/30/16		8,155	9,031,662
SandRidge Energy, Inc.:
8.75%, 1/15/20		171	184,680
7.50%, 3/15/21		350	372,750
7.50%, 2/15/23		1,378	1,467,570
Seven Generations Energy Ltd., 8.25%, 5/15/20 (b)		5,098	5,582,310
SM Energy Co.:
6.63%, 2/15/19		1,174	1,245,908
6.50%, 1/01/23		951	1,031,835
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21		1,566	1,699,110
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20		860	898,700
Ultra Petroleum Corp., 5.75%, 12/15/18 (b)		2,596	2,738,780

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 4/01/20	USD	1,500	$1,620,000
Whiting Petroleum Corp.:
5.00%, 3/15/19		3,541	3,731,329
5.75%, 3/15/21		2,356	2,544,480

			219,078,135

Paper & Forest Products — 0.6%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (b)		1,864	1,961,860
Clearwater Paper Corp.:
7.13%, 11/01/18		3,235	3,408,881
4.50%, 2/01/23		245	237,650
Mercer International, Inc., 9.50%, 12/01/17		1,175	1,263,125
NewPage Corp., 11.38%, 12/31/14 (a)(k)		10,925	1
Sappi Papier Holding GmbH (b):
8.38%, 6/15/19		1,000	1,105,000
6.63%, 4/15/21		350	367,500
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (b)		1,335	1,401,750

			9,745,767

Pharmaceuticals — 2.2%
Capsugel Finance Co. SCA:
9.88%, 8/01/19	EUR	405	601,072
9.88%, 8/01/19 (b)		1,100	1,632,542
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (b)	USD	696	758,640
Forest Laboratories, Inc. (b):
4.38%, 2/01/19		3,901	4,222,833
5.00%, 12/15/21		2,636	2,886,420
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (b)		4,047	4,188,645
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)		3,596	3,955,600
Pinnacle Merger Sub, Inc., 9.50%, 10/01/23 (b)		755	838,050
Salix Pharmaceuticals Ltd., 6.00%, 1/15/21 (b)		1,162	1,246,245
Valeant Pharmaceuticals International, Inc. (b):
6.75%, 8/15/18		10,923	11,796,840
6.38%, 10/15/20		1,508	1,613,560
7.50%, 7/15/21		1,375	1,526,250

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2014	13

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Pharmaceuticals (concluded)
Valeant Pharmaceuticals International, Inc. (b) (concluded):
6.75%, 8/15/21	USD	2,241	$2,381,063

			37,647,760

Professional Services — 0.2%
Truven Health Analytics, Inc., 10.63%, 6/01/20		2,840	3,152,400

Real Estate Investment Trusts (REITs) — 0.9%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.75%, 2/15/18 (b)		1,565	1,682,375
Felcor Lodging LP:
6.75%, 6/01/19		5,386	5,736,090
5.63%, 3/01/23		1,422	1,466,438
Host Hotels & Resorts LP, 2.50%, 10/15/29 (b)		815	1,379,897
iStar Financial, Inc., 4.88%, 7/01/18		2,254	2,304,715
Rayonier AM Products, Inc., 5.50%, 6/01/24 (b)		2,289	2,317,612

			14,887,127

Real Estate Management & Development — 1.9%
CBRE Services, Inc., 6.63%, 10/15/20		1,880	1,992,800
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (b)		4,515	5,056,800
The Howard Hughes Corp., 6.88%, 10/01/21 (b)		1,369	1,471,675
IVG Finance BV, 1.75%, 3/29/17	EUR	800	883,321
Mattamy Group Corp., 6.50%, 11/15/20 (b)	USD	2,645	2,678,062
Realogy Corp. (b):
7.63%, 1/15/20		842	936,725
9.00%, 1/15/20		1,269	1,449,833
Realogy Group LLC/Realogy Co-Issuer Corp., 4.50%, 4/15/19 (b)		5,542	5,555,855
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (b)		1,065	1,112,925
RPG Byty Sro, 6.75%, 5/01/20	EUR	1,146	1,632,468
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19	USD	6,320	6,904,600

Corporate Bonds		Par (000)	Value

Real Estate Management & Development (concluded)
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.75%, 12/15/21 (b)	USD	2,305	$2,356,862

			32,031,926

Road & Rail — 0.9%
Florida East Coast Holdings Corp. (b):
6.75%, 5/01/19		3,372	3,511,095
9.75%, 5/01/20		1,520	1,584,600
The Hertz Corp.:
7.50%, 10/15/18		3,220	3,401,125
6.75%, 4/15/19		1,615	1,726,031
5.88%, 10/15/20		370	391,275
7.38%, 1/15/21		2,360	2,590,100
6.25%, 10/15/22		1,475	1,576,406
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (b)		1,093	1,114,860

			15,895,492

Semiconductors & Semiconductor Equipment — 0.3%
NXP BV/NXP Funding LLC (b):
3.75%, 6/01/18		2,235	2,246,175
5.75%, 2/15/21		2,065	2,206,969

			4,453,144

Software — 1.8%
Audatex North America, Inc., 6.13%, 11/01/23 (b)		1,350	1,446,188
BMC Software Finance, Inc., 8.13%, 7/15/21 (b)		2,440	2,568,100
Igloo Holdings Corp., 8.25% (8.25% Cash or 9.00% PIK), 12/15/17 (b)(e)		1,636	1,676,900
Infor Software Parent LLC/Infor Software Parent, Inc., 7.13%, (7.13% Cash or 7.88% PIK), 5/01/21 (b)(e)		4,891	4,988,820
Infor US, Inc., 9.38%, 4/01/19		9,815	10,980,531
Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.25%, 1/15/18 (b)		827	843,540
Nuance Communications, Inc.:
5.38%, 8/15/20 (b)		5,035	5,123,112
2.75%, 11/01/31		145	145,544
Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 (b)		2,437	2,692,885

			30,465,620

Specialty Retail — 2.0%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		2,030	2,263,450

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2014	14

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Specialty Retail (concluded)
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8.00%, 6/01/21 (b)(d)	USD	2,028	$2,063,490
Guitar Center, Inc., 9.63%, 4/15/20 (b)		1,370	1,239,850
House of Fraser Funding PLC:
8.88%, 8/15/18	GBP	808	1,453,698
8.88%, 8/15/18 (b)		1,532	2,756,269
L Brands, Inc., 8.50%, 6/15/19	USD	3,925	4,739,437
Magnolia BC SA, 9.00%, 8/01/20	EUR	1,293	1,842,044
Michaels Stores, Inc., 7.75%, 11/01/18	USD	1,299	1,373,693
New Academy Finance Co. LLC/New Academy Finance Corp., 8.00% (8.00% Cash or 8.75% PIK), 6/15/18 (b)(e)		1,197	1,223,933
New Look Bondco I PLC, 8.75%, 5/14/18	GBP	438	791,074
Party City Holdings, Inc., 8.88%, 8/01/20	USD	3,489	3,872,790
PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.75% (8.75% Cash or 9.50% PIK), 8/15/19 (b)(e)		1,575	1,622,250
Penske Automotive Group, Inc., 5.75%, 10/01/22		1,775	1,857,094
QVC, Inc. (b):
7.50%, 10/01/19		3,180	3,357,129
7.38%, 10/15/20		1,640	1,766,332
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/01/22		2,359	2,518,232

			34,740,765

Textiles, Apparel & Luxury Goods — 0.5%
Levi Strauss & Co., 6.88%, 5/01/22		2,430	2,691,225
PVH Corp., 4.50%, 12/15/22		1,401	1,379,985
Quiksilver, Inc./QS Wholesale, Inc., 7.88%, 8/01/18 (b)		610	661,850
SIWF Merger Sub, Inc., 6.25%, 6/01/21 (b)		2,777	2,804,770
The William Carter Co., 5.25%, 8/15/21 (b)		1,398	1,457,415

			8,995,245

Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp., 2.00%, 4/01/20		273	385,954
Radian Group, Inc.:
3.00%, 11/15/17		330	470,869
2.25%, 3/01/19		712	1,051,535

Corporate Bonds		Par (000)	Value

Thrifts & Mortgage Finance (concluded)
Radian Group, Inc. (concluded):
5.50%, 6/01/19	USD	926	$947,992

			2,856,350

Trading Companies & Distributors — 0.5%
Air Lease Corp., 4.50%, 1/15/16		3,290	3,458,613
Ashtead Capital, Inc., 6.50%, 7/15/22 (b)		4,976	5,423,840

			8,882,453

Transportation Infrastructure — 0.2%
Aguila 3 SA:
7.88%, 1/31/18 (b)		3,894	4,130,054
7.88%, 1/31/18		150	159,093

			4,289,147

Wireless Telecommunication Services — 5.3%
Crown Castle International Corp., 5.25%, 1/15/23		4,871	5,065,840
Digicel Group Ltd., 8.25%, 9/30/20 (b)		4,870	5,247,425
7.13%, 4/01/22 (b)		4,840	4,985,200
Digicel Ltd., 6.00%, 4/15/21 (b)		7,619	7,771,380
The Geo Group, Inc., 5.88%, 1/15/22		2,220	2,297,700
Phones4u Finance PLC:
9.50%, 4/01/18	GBP	1,694	2,963,708
9.50%, 4/01/18 (b)		2,015	3,525,307
Sprint Capital Corp., 8.75%, 3/15/32	USD	1,330	1,539,475
Sprint Communications, Inc. (b):
9.00%, 11/15/18		14,889	18,090,135
7.00%, 3/01/20		8,124	9,362,910
Sprint Corp. (b):
7.88%, 9/15/23		9,139	10,327,070
7.13%, 6/15/24		2,560	2,758,400
T-Mobile USA, Inc.:
6.63%, 4/28/21		5,880	6,335,700
6.13%, 1/15/22		367	389,020
6.73%, 4/28/22		6,145	6,636,600
6.50%, 1/15/24		2,638	2,802,875

			90,098,745

Total Corporate Bonds — 105.1%			1,790,040,635

Floating Rate Loan Interests (c)

Air Freight & Logistics — 0.2%
CEVA Group PLC, Synthetic Letter of Credit, 6.50%, 3/19/21		1,149	1,123,798

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2014	15

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value

Air Freight & Logistics (concluded)
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21	USD	1,211	$1,185,096
CEVA Logisitics U.S. Holdings, Inc., Term Loan, 6.50%, 3/19/21		1,671	1,634,616
CEVA Logistics Canada ULC, Term Loan, 6.50%, 3/19/21		209	204,327

			4,147,837

Airlines — 0.8%
Delta Air Lines, Inc., 2018 Term Loan B1, 3.50%, 10/18/18		2,361	2,354,062
Northwest Airlines, Inc.:
2.18%, 3/10/17		5,315	5,142,585
1.56%, 9/10/18		7,307	6,928,953

			14,425,600

Building Products — 0.1%
Wilsonart LLC, Term Loan B, 4.00%, 10/31/19		2,321	2,295,981

Capital Markets — 0.3%
Affinion Group, Inc.:
2nd Lien Term Loan, 8.50%, 10/12/18		2,300	2,307,199
Term Loan B, 1.00%, 4/30/18		200	200,428
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		3,014	3,009,733

			5,517,360

Chemicals — 0.1%
Axalta Coating Systems US Holdings, Inc., Term Loan, 4.00%, 2/01/20		298	297,446
OXEA Finance LLC, 2nd Lien Term Loan, 8.25%, 7/15/20		1,615	1,629,810

			1,927,256

Commercial Services & Supplies — 0.3%
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		1,449	1,452,091
Catalent Pharma Solutions, Inc., Term Loan, 6.50%, 12/29/17		1,435	1,445,762
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		2,640	2,635,202

			5,533,055

Communications Equipment — 1.0%
Alcatel-Lucent USA, Inc., Term Loan C, 4.50%, 1/30/19		9,640	9,653,695

Floating Rate Loan Interests (c)		Par (000)	Value

Communications Equipment (concluded)
Zayo Group LLC, Term Loan B, 4.00%, 7/02/19	USD	7,472	$7,455,402

			17,109,097

Construction Materials — 0.3%
HD Supply, Inc., Term Loan B, 4.00%, 6/28/18		4,839	4,835,081

Containers & Packaging — 0.2%
Ardagh Holdings USA, Inc.:
Incremental Term Loan, 4.00%, 12/17/19		855	853,572
Term Loan B, 4.25%, 12/17/19		1,017	1,018,406
Tekni-Plex, Inc., Term Loan B, 4.75% - 6.00%, 8/25/19		823	821,272

			2,693,250

Diversified Consumer Services — 0.2%
ServiceMaster Co.,:
Extended Term Loan, 4.40%, 1/31/17		913	914,007
Term Loan 4.25%, 1/31/17		1,816	1,815,721

			2,729,728

Diversified Telecommunication Services — 0.3%
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		2,970	2,979,191
Level 3 Financing, Inc., 2019 Term Loan B, 4.00%, 1/15/20		1,785	1,786,785

			4,765,976

Electric Utilities — 0.4%
American Energy - Utica LLC, 2nd Lien Term Loan, 11.00%, 9/30/18		5,696	6,094,256
Sandy Creek Energy Associates LP, Term Loan B, 5.00%, 11/06/20		1,192	1,197,305

			7,291,561

Electrical Equipment — 0.2%
Texas Competitive Electric Holdings Co. LLC, DIP Term Loan, 3.75%, 5/05/16		2,757	2,766,790

Electronic Equipment, Instruments & Components — 0.0%
CDW LLC, Term Loan, 3.25%, 4/29/20		617	608,106

Energy Equipment & Services — 0.1%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		997	998,350

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2014	16

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value

Food & Staples Retailing — 0.0%
Rite Aid Corp., 2nd Lien Term Loan, 5.75%, 8/21/20	USD	600	$611,874

Health Care Equipment & Supplies — 0.1%
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		913	876,861

Health Care Providers & Services — 0.3%
CHS/Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21		3,625	3,644,236
Genesis HealthCare Corp., Term Loan B, 10.00% - 10.75%, 9/25/17		1,252	1,273,959

			4,918,195

Hotels, Restaurants & Leisure — 4.9%
Bally Technologies, Inc., Term Loan B, 4.25%, 11/25/20		1,908	1,911,885
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		2,348	2,351,007
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/17/20		6,275	6,274,826
Caesars Entertainment Operating Co., Term Loan B7, 9.75%, 3/01/17		12,552	12,415,309
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/12/20		17,331	17,247,829
Diamond Resorts Corp., Term Loan, 5.50%, 4/23/21		2,875	2,892,969
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		13,446	13,390,107
La Quinta Intermediate Holdings LLC, Term Loan B, 4.00%, 4/14/21		5,765	5,766,441
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/19/20		2,822	2,816,781
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		1,779	1,772,541
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		2,641	2,640,218
Playa Resorts Holding BV, Term Loan B, 4.00%, 8/06/19		3,587	3,591,459
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		4,933	4,939,232
Travelport LLC:
2nd Lien PIK Term Loan 2, 4.00%, 12/01/16 (e)		2,558	2,577,526
2nd Lien Term Loan 1, 9.50%, 1/29/16		547	562,443

Floating Rate Loan Interests (c)		Par (000)	Value

Hotels, Restaurants & Leisure (concluded)
Travelport LLC (concluded):
Refinancing Term Loan, 6.25%, 6/26/19	USD	1,613	$1,646,746

			82,797,319

Industrial Conglomerates — 0.4%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		6,400	6,326,826

Insurance — 0.1%
Alliant Holdings I, Inc., Term Loan B, 4.25%, 12/20/19		1,657	1,659,883

Internet Software & Services — 0.2%
Interactive Data Corp., Term Loan B, 4.75%, 4/30/21		3,650	3,675,112

IT Services — 0.7%
Ceridian Corp., Term Loan B, 4.40%, 5/09/17		1,647	1,648,160
First Data Corp., Extended 2018 Term Loan B, 4.15%, 3/24/18		10,170	10,168,169

			11,816,329

Machinery — 1.3%
Gardner Denver, Inc.:
4.25%, 7/30/20		7,271	7,263,132
4.75%, 7/30/20	EUR	7,439	10,200,594
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20	USD	2,901	2,893,407
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		1,149	1,146,627

			21,503,760

Media — 1.2%
Cengage Learning Acquisitions, Inc.:
4.75%, 7/03/14 (k)		8,692	—
1st Lien Term Loan, 0.00%, 7/03/14		1,777	—
1st Lien Term Loan, 7.00%, 3/31/20 (k)		7,685	7,781,064
Clear Channel Communications, Inc.:
Term Loan B, 3.80%, 1/29/16		747	739,291
Term Loan C, 3.80%, 1/29/16		501	491,809
Term Loan D, 6.90%, 1/30/19		8,252	8,150,887
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		75	72,612
Media General, Inc., Delayed Draw Term Loan B, 4.25%, 7/31/20		3,488	3,501,171

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2014	17

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value

Media (concluded)
Tribune Co., 2013 Term Loan, 4.00%, 12/27/20	USD	244	$243,661

			20,980,495

Metals & Mining — 0.3%
FMG Resources August 2006 Property Ltd., Term Loan B, 3.75%, 6/30/19		4,531	4,523,922

Multiline Retail — 0.5%
BJ's Wholesale Club, Inc., 2nd Lien Term Loan, 8.50%, 3/26/20		1,065	1,095,619
HEMA Holding BV, Mezzanine, 5.26%, 7/05/17	EUR	4,729	5,285,534
The Neiman Marcus Group, Inc., Term Loan, 4.25%, 10/26/20	USD	2,602	2,594,135

			8,975,288

Oil, Gas & Consumable Fuels — 0.3%
Arch Coal, Inc., Term Loan B, 6.25%, 5/16/18		1,716	1,687,336
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		2,517	2,542,289

			4,229,625

Pharmaceuticals — 0.7%
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.15%, 2/27/21		4,785	4,761,458
Mallinckrodt International Finance SA, Term Loan B, 3.50%, 3/19/21		1,820	1,808,625
Par Pharmaceutical Cos, Inc., Term Loan B2, 4.00%, 9/30/19		3,940	3,923,478
Pharmaceutical Product Development LLC, Term Loan B, 4.00%, 12/05/18		1,380	1,380,684

			11,874,245

Real Estate Investment Trusts (REITs) — 0.2%
IStar Financial, Inc., Term Loan, 4.50%, 10/16/17		3,813	3,818,747

Real Estate Management & Development — 0.0%
Realogy Corp., Extended Letter of Credit, 4.40%, 10/10/16		491	490,130

Road & Rail — 0.0%
Genesee & Wyoming, Inc., Term Loan A, 1.90%, 9/29/17		740	740,229

Semiconductors & Semiconductor Equipment — 0.4%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21		6,785	6,801,963

Floating Rate Loan Interests (c)		Par (000)	Value

Software — 0.4%
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20	USD	773	$774,670
GCA Services Group, Inc., 2nd Lien Term Loan, 9.25%, 10/22/20		260	261,300
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		2,781	2,757,672
Kronos, Inc., 2nd Lien Term Loan, 9.75%, 4/30/20		3,445	3,565,197

			7,358,839

Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		6,150	6,088,005

Total Floating Rate Loan Interests — 16.9%			287,712,675

Non-Agency Mortgage-Backed Securities— 0.2%

Commercial Mortgage-Backed Securities— 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (b)(c)		3,829	3,964,547

Other Interests (l)		Beneficial Interest (000)

Auto Components — 0.0%
Lear Corp. Escrow		1,250	10,938

Media — 0.0%
Adelphia Escrow (a)		4,000	40
Adelphia Recovery Trust (a)		5,017	2,508

			2,548

Total Other Interests — 0.0%			13,486

Preferred Securities

Capital Trusts		Par (000)

Capital Markets — 0.4%
The Goldman Sachs Group, Inc., Series L, 5.70% (c)(h)		5,978	6,276,900

Chemicals — 0.1%
Solvay Finance SA, 4.20% (c)(h)		1,490	2,101,166

Diversified Financial Services — 0.8%
Bank of America Corp., Series U, 5.20% (c)(h)		1,165	1,127,138

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2014	18

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Capital Trusts		Par (000)	Value

Diversified Financial Services (concluded)
Barclays PLC, 8.00% (c)(h)	EUR	985	1,453,293
Citigroup, Inc., Series D, 5.35% (c)(h)		1,055	$1,007,525
JPMorgan Chase & Co., Series Q, 5.15% (c)(h)		850	811,750
JPMorgan Chase & Co., Series U, 6.13% (c)(h)		4,228	4,259,710
Morgan Stanley, Series H, 5.45% (c)(h)		4,815	4,983,525

			13,642,941

Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25% (b)(h)		400	420,000

Total Capital Trusts — 1.3%			22,441,007

Preferred Stocks		Shares

Capital Markets — 0.3%
RBS Capital Funding Trust, Series F, 6.25%		93,975	2,269,496
RBS Capital Funding Trust VII, 6.08%		2,472,900	2,366,225
State Street Corp., Series D, 5.90% (c)		20,889	545,830

			5,181,551

Diversified Financial Services — 0.1%
Ally Financial, Inc., Series A, 8.50% (c)		41,694	1,153,256

Media — 0.0%
Emmis Communications Corp., Series A, 6.25%		10,300	149,453

Oil, Gas & Consumable Fuels — 0.3%
Chesapeake Energy Corp., 5.75%		4,151	4,772,073
Chesapeake Energy Corp., 5.75% (b)		1,182	1,444,256

			6,216,329

Total Preferred Stocks — 0.7%			12,700,589

Trust Preferreds		Par (000)	Value

Diversified Financial Services — 1.0%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (c)		$601,466	$16,254,065

Total Preferred Securities — 3.0%			$51,395,661

Warrants (m)		Shares

Media — 0.0%
New Vision Holdings LLC (Expires 9/30/14)		89,790	4,858

Metals & Mining — 0.0%
Peninsula Energy Ltd. (Expires 12/31/15)		20,061,773	336,069
Peninsula Energy Ltd. (Expires 12/31/15)		11,552,784	138,695

			474,764

Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)		6,494	26,811

Total Warrants — 0.0%			506,433

Total Long-Term Investments (Cost — $2,288,819,299) — 139.1%			2,368,991,526

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (n)(o)		808,520	808,520

Total Short-Term Securities (Cost — $808,520) — 0.1%			808,520

Options Purchased (Cost — $719,254) — 0.0%			457,500

Total Investments (Cost — $2,290,347,073*) — 139.2%			2,370,257,546
Liabilities in Excess of Other Assets — (39.2)%			(667,054,150)

Net Assets — 100.0%			$1,703,203,396

*	As of May 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,292,308,997

Gross unrealized appreciation	$132,270,078
Gross unrealized depreciation	(54,321,529)

Net unrealized appreciation	$77,948,549

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2014	19

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Notes to Schedule of Investments
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Rate shown is as of report date.
(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Bank of America N.A	$2,517,400	—
Barclays Capital, Inc.	481,700	—
Citigroup Global Markets, Inc.	235,590	—
Credit Suisse Securities (Europe) Ltd.	1,084,203	$23,208
Credit Suisse Securities (USA) LLC	2,833,050	50,742
Deutsche Bank Securities, Inc.	4,612,721	54,144
Morgan Stanley & Co. LLC	10,249,295	111,092
Wells Fargo Securities, LLC	3,436,098	59,098

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Convertible security.
(g)	Zero-coupon bond.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.
(j)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(k)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(m)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(n)	Investments in issuers considered to be an affiliate of the Fund during the period ended May 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Shares Purchased	Shares Sold	Shares Held at May 31, 2014	Value at May 31, 2014	Income	Realized Gain

BlackRock Liquidity Funds, TempFund, Institutional Class	1,737,587	—	(929,067)[1]	808,520	$808,520	$812	—
iShares MSCI EAFE ETF[2]	18,790	—	(18,790)	—	—	—	$61,883

[1]	Represents net shares sold.
[2]	No longer held by the Fund as of report date.

(o)	Represents the current yield as of report date.

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2014	20

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Portfolio Abbreviations
ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
DIP	Debtor-In-Possession
EBITDA	Earnings Before Interest, Taxes, Depreciation and Amortization
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
MSCI	Morgan Stanley Capital International
PIK	Payment-In-Kind
SPDR	Standard & Poor's Depository Receipts
USD	U.S. Dollar

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry subclassifications for reporting ease.

•	Financial futures contracts outstanding as of May 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

(168)	S&P 500 E-Mini Index	Chicago Mercantile	June 2014	USD	16,140,600	$(386,712)
(156)	5-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	USD	18,682,219	(8,365)
(111)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	USD	13,932,234	14,622

Total						$(380,455)

•	Forward foreign currency exchange contracts outstanding as of May 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

EUR	200,000	USD	274,388	State Street Bank and Trust Co.	7/23/14	$(1,769)
EUR	400,000	USD	553,496	State Street Bank and Trust Co.	7/23/14	(8,258)
GBP	116,000	USD	195,801	Bank of America N.A.	7/23/14	(1,437)
GBP	160,000	USD	269,332	Deutsche Bank AG	7/23/14	(1,243)
GBP	180,000	USD	305,294	Deutsche Bank AG	7/23/14	(3,693)
USD	730,494	AUD	781,000	Deutsche Bank AG	7/23/14	6,163
USD	22,530,866	CAD	24,789,000	Deutsche Bank AG	7/23/14	(302,935)
USD	2,739,048	EUR	2,000,000	Bank of America N.A.	7/23/14	12,858
USD	420,971	EUR	305,000	Bank of America N.A.	7/23/14	5,227
USD	2,483,884	EUR	1,806,000	Barclays Bank PLC	7/23/14	22,135
USD	1,152,164	EUR	841,000	Barclays Bank PLC	7/23/14	5,801
USD	143,643,004	EUR	103,930,000	Barclays Bank PLC	7/23/14	1,976,544
USD	7,491,260	EUR	5,400,000	BNP Paribas S.A.	7/23/14	130,547
USD	1,053,815	EUR	773,000	BNP Paribas S.A.	7/23/14	143
USD	1,483,088	EUR	1,091,000	Toronto Dominion Bank	7/23/14	(4,049)
USD	2,348,883	EUR	1,693,000	UBS AG	7/23/14	41,164
USD	1,705,600	EUR	1,250,000	UBS AG	7/23/14	1,731
USD	1,074,598	EUR	790,000	Westpac Banking Corp.	7/23/14	(2,247)
USD	67,720,115	GBP	40,310,000	Barclays Bank PLC	7/23/14	178,447
USD	1,696,692	GBP	1,005,000	Citibank N.A.	7/23/14	12,758

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2014	21

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

•	Forward foreign currency exchange contracts outstanding as of May 31, 2014 were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	331,750	GBP	197,000	Goldman Sachs International	7/23/14	1,665
Total						$2,069,552

•	Exchange-traded options purchased as of May 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

SPDR S&P 500 ETF Trust	Put	USD	190.00	6/30/14	3,000	$457,500

•	OTC options purchased as of May 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Marsico Parent Superholdco LLC	Goldman Sachs & Co.	Call	USD	942.86	12/14/19	USD 39	—

•	OTC credit default swaps – buy protection outstanding as of May 31, 2014 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date		Notional Amount (000)		Market Value	Premiums Paid	Unrealized Appreciation (Depreciation)

Clear Channel Communications, Inc.	5.00%	Deutsche Bank AG	3	/20/16	USD	35	$530	$3,221	$(2,691)
Clear Channel Communications, Inc.	5.00%	Barclays Bank PLC	3	/20/16	USD	18	265	1,668	(1,403)
The New York Times Co.	1.00%	Barclays Bank PLC	12	/20/16	USD	225	(2,971)	8,033	(11,004)
RadioShack Corp.	5.00%	Deutsche Bank AG	9	/20/18	USD	367	215,174	97,411	117,763
RadioShack Corp.	5.00%	Deutsche Bank AG	9	/20/18	USD	367	215,174	95,916	119,258
RadioShack Corp.	5.00%	Deutsche Bank AG	9	/20/18	USD	367	215,175	86,915	128,260
Total							$643,347	$293,164	$350,183

•	OTC credit default swaps – sold protection outstanding as of May 31, 2014 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	9/20/15	C	USD	34	$ (7,494)	$ (5,161)	$ (2,333)
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/15	CC	USD	367	(165,525)	(36,299)	(129,226)
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/15	CC	USD	367	(165,526)	(36,346)	(129,180)

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2014	22

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

•	OTC credit default swaps – sold protection outstanding as of May 31, 2014 were as follows (continued):

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/15	CC	USD	367	$(165,526)	$(29,763)	$(135,763)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	C	USD	1,395	(350,123)	(271,439)	(78,684)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	12/20/15	C	USD	143	(35,860)	(24,810)	(11,050)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	C	USD	375	(94,216)	(63,319)	(30,897)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	12/20/15	C	USD	70	(17,565)	(10,890)	(6,675)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	12/20/15	C	USD	95	(23,726)	(14,128)	(9,598)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	12/20/15	C	USD	913	(229,104)	(88,045)	(141,059)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	C	USD	543	(154,858)	(92,025)	(62,833)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	C	USD	543	(154,858)	(92,025)	(62,833)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	C	USD	1,615	(460,168)	(260,640)	(199,528)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/16	C	USD	12	(3,344)	(1,767)	(1,577)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	C	USD	378	(107,695)	(58,001)	(49,694)

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2014	23

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

•	OTC credit default swaps – sold protection outstanding as of May 31, 2014 were as follows (continued):

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	3/20/16	C	USD	231	$(65,920)	$(33,525)	$(32,395)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/16	C	USD	11	(3,248)	(1,524)	(1,724)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	3/20/16	C	USD	48	(13,811)	(6,620)	(7,191)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	C	USD	1,784	(508,434)	(221,119)	(287,315)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	3/20/16	C	USD	324	(92,300)	(40,768)	(51,532)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	C	USD	74	(21,108)	(9,180)	(11,928)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	C	USD	26	(7,404)	(3,988)	(3,416)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	C	USD	53	(15,053)	(8,526)	(6,527)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	C	USD	17	(4,897)	(2,910)	(1,987)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	C	USD	17	(4,897)	(2,910)	(1,987)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	6/20/16	C	USD	1,104	(353,304)	(203,157)	(150,147)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	6/20/16	C	USD	2,110	(675,198)	(375,999)	(299,199)

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2014	24

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

•	OTC credit default swaps – sold protection outstanding as of May 31, 2014 were as follows (continued):

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	6/20/16	C	USD	74	$(23,836)	$(13,457)	$(10,379)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	6/20/16	C	USD	3,791	(1,213,256)	(684,962)	(528,294)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	6/20/16	C	USD	21	(6,560)	(3,076)	(3,484)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	6/20/16	C	USD	609	(194,976)	(91,435)	(103,541)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	6/20/16	C	USD	30	(9,600)	(4,236)	(5,364)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	6/20/16	C	USD	982	(314,380)	(146,453)	(167,927)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	6/20/16	C	USD	70	(22,400)	(12,474)	(9,926)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	6/20/16	C	USD	35	(11,252)	(6,470)	(4,782)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	9/20/16	C	USD	335	(119,266)	(86,994)	(32,272)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	9/20/16	C	USD	3,620	(1,288,888)	(623,985)	(664,903)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/17	C	USD	1,000	(428,309)	(218,461)	(209,848)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/17	C	USD	1,191	(510,118)	(292,428)	(217,690)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/17	C	USD	40	(17,137)	(9,824)	(7,313)

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2014	25

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

•	OTC credit default swaps – sold protection outstanding as of May 31, 2014 were as follows (concluded):

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/17	C	USD	694	$(297,443)	$(161,362)	$(136,081)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/17	C	USD	11	(4,883)	(2,610)	(2,273)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/17	C	USD	23	(9,941)	(5,393)	(4,548)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/17	C	USD	33	(14,240)	(7,263)	(6,977)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/17	C	USD	7,015	(3,005,273)	(2,429,175)	(576,098)
CCO Holdings LLC	8.00%	Deutsche Bank AG	9/20/17	BB-	USD	8,180	1,653,454	—	1,653,454
Trionista Holdco GmbH	5.00%	Citibank N.A.	3/20/19	B+	EUR	363	54,714	45,445	9,269
Trionista Holdco GmbH	5.00%	Citibank N.A.	3/20/19	B+	EUR	363	54,713	46,143	8,570
Trionista Holdco GmbH	5.00%	Citibank N.A.	3/20/19	B+	EUR	340	51,211	35,232	15,979
Trionista Holdco GmbH	5.00%	Citibank N.A.	3/20/19	B+	EUR	363	54,714	38,186	16,528
Level 3 Communications, Inc.	5.00%	Goldman Sachs International	6/20/19	CCC+	USD	5,000	665,177	(388,112)	1,053,289
Total							$(8,858,937)	$(7,018,048)	$(1,840,889)

[1]	Using Standard & Poor’s rating of the issuer.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2014	26

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks	$129,338,845	$26,453,518	$59,978,752	$215,771,115
Asset-Backed Securities	—	7,949,947	11,637,027	19,586,974
Corporate Bonds	—	1,777,237,059	12,803,576	1,790,040,635
Floating Rate Loan Interests	—	243,832,440	43,880,235	287,712,675
Non-Agency Mortgage-Backed Securities	—	3,964,547	—	3,964,547
Other Interests	—	2,508	10,978	13,486
Preferred Securities	22,738,325	28,657,336	—	51,395,661
Warrants	336,069	26,811	143,553	506,433
Short-Term Securities:
Short-Term Investment Fund	808,520	—	—	808,520
Options Purchased	457,500	—	—	457,500
Unfunded Loan Commitments	—	52,288	—	52,288

Total	$153,679,259	$2,088,176,454	$128,454,121	$2,370,309,834

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2014	27

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Credit contracts	—	$3,122,370	—	$3,122,370
Foreign currency exchange contracts	—	2,395,183	—	2,395,183
Interest rate contracts	$14,622	—	—	14,622
Liabilities:
Credit contracts	—	(4,613,076)	—	(4,613,076)
Equity contracts	(386,712)	—	—	(386,712)
Foreign currency exchange contracts	—	(325,631)	—	(325,631)
Interest rate contracts	(8,365)	—	—	(8,365)
Total	$(380,455)	$578,846	—	$198,391

[1]	Derivative financial instruments are swaps, financial futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of May 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,293,436	—	—	$2,293,436
Cash pledged as collateral for OTC derivatives	3,515,000	—	—	3,515,000
Cash pledged for financial futures contracts	1,062,000	—	—	1,062,000
Liabilities:
Bank borrowings payable	—	$(657,000,000)	—	(657,000,000)
Cash received as collateral for OTC derivatives	—	(2,000,000)	—	(2,000,000)
Foreign bank overdraft	—	(13,709)	—	(13,709)
Total	$6,870,436	$(659,013,709)	—	$(652,143,273)

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2014	28

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening Balance, as of August 31, 2013	$7,608,130	$2,824,497	$3,673,915	$13,072,578	$71	$66,028	$27,245,219
Transfers into Level 3	—	—	—	3,948,248	—	—	3,948,248
Transfers out of Level 3	(343,980)	(2,251,497)	—	(3,124,665)	—	—	(5,720,142)
Accrued discounts/premiums	—	4,102	7,682	381,255	—	—	393,039
Net realized gain (loss)	99,176	56,314	247,876	261,477	805	—	665,648
Net change in unrealized appreciation/ depreciation[1]	(13,795,242)	(5,583)	(8,776,812)	676,070	10,637	50,908	(21,840,022)
Purchases	79,917,869	12,918,072	20,353,897	40,490,901	270	26,617	153,707,626
Sales	(13,507,201)	(1,908,878)	(2,702,982)	(11,825,629)	(805)	—	(29,945,495)
Closing Balance, as of May 31, 2014	$59,978,752	$11,637,027	$12,803,576	$43,880,235	$10,978	$143,553	$128,454,121
Net change in unrealized appreciation/depreciation on investments still held as of May 31, 2014[1]	$(13,795,242)	$(5,583)	$(8,682,196)	$725,610	$10,695	$50,908	$(21,603,132)

[1]	Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held as of May 31, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit Contracts
Assets:
Opening Balance, as of August 31, 2013	$ 607,499
Transfers into Level 3	—
Transfers out of Level 3	(490,360)
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[2]	(117,139)
Purchases	—
Issues	—
Sales	—
Settlements	—
Closing Balance, as of May 31, 2014	—
Net change in unrealized appreciation/depreciation on derivative financial instruments still held as of May 31, 2014[2]	—

[2]	Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on derivative financial instruments still held as of May 31, 2014 is generally due to derivative financial instruments no longer held or categorized as Level 3 at period end.
BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2014	29

Consolidated Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund, Inc. (HYT)

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) determine the value of certain of the Fund’s Level 3 investments as of May 31, 2014. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $79,193,888. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$11,545,729	Market Comparable Companies	2P (Proved and Probable) Reserves + 2C (Contingent) Resources Multiple[3]	CAD[6] 0.34x - 0.54x
			PV-10 Multiple[3,4]	0.14x - 0.25x
	17,637,549	Market Comparable Companies	Fleet Value Multiple	1.10x
	9,786,128	Market Comparable Companies	Offshore Last 12 Months EBITDA Multiple[3]	6.75x
			Offshore Current Fiscal Year EBITDA Multiple[3]	6.88x
			Onshore Last 12 Months EBITDA Multiple[3]	5.13x
			Onshore Current Fiscal Year EBITDA Multiple[3]	4.75x
Corporate Bonds[1]	2,441,074	Par	Call Price[3]	—
	4,906,200	Discounted Cash Flow	Internal Rate of Return[5]	10.00%
	2,800,000	Cost[2]	N/A	—
Warrants	138,695	Black-Scholes	Implied Volatility[3]	66.61%
	4,858	Estimated Recovery Value	Distribution Rate[5]	$0.0541
Total	$49,260,233

[1]	For the period ended May 31, 2014, the valuation technique for certain investments classified as corporate bonds changed to utilizing par value or an income approach. Market information previously utilized to determine fair value under the market approach no longer applied to these investments; therefore, the par value or income approach is considered to be a more relevant measure of fair value for these investments.
[2]	The Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Fund.
[3]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.
[4]	Present value of estimated future oil and gas revenues, net of estimated direct expenses discounted at an annual discount of 10%.
[5]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.
[6]	Canadian Dollar.

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2014	30

Item 2 – Controls and Procedures

2(a) –    The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund, Inc.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Corporate High Yield Fund, Inc.

Date: July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Corporate High Yield Fund, Inc.

Date: July 23, 2014

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Corporate High Yield Fund, Inc.

Date: July 23, 2014